Interim condensed consolidated statement of profit or loss and other comprehensive income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interim condensed consolidated statement of profit or loss and other comprehensive income
Revenue	€ 298,535	€ 82,218
Cost of sales	(100,234)	(57,398)
Gross profit	198,301	24,820
Net other operating income and expenses	2,854	747
Administrative expenses	(33,201)	(26,930)
Operating profit/(loss)	167,954	(1,363)
Financial income	4,747	4,862
Financial expenses	(1,576)	(2,229)
Profit before income tax	171,125	1,270
Income tax expense	(3,392)	(1,117)
Profit for the period	167,733	153
Profit for the period attributable to:
Equity holders of the parent	€ 167,733	€ 153
Earnings per share
Basic, profit for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.48	€ 0
Diluted, profit for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.48	€ 0
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations		€ 16,077
Cash flow hedges - changes in fair value	€ (21,779)	16,778
Cash flow hedges - items recycled	(2,772)	(59)
Cash flow hedges - cost of hedging	(5,535)	6,184
Other comprehensive income/(loss), net of tax	(30,086)	38,980
Total comprehensive income/(loss) for the period, net of tax	137,647	39,133
Total comprehensive income attributable to:
Equity holders of the parent	€ 137,647	€ 39,133